UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6102

MFS SERIES TRUST VI

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Global Equity Fund

1/31/08
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Global Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08

Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Alcoholic Beverages – 4.8%
Diageo PLC	591,237	$11,907,103
Grupo Modelo S.A. de C.V., “C”	325,400	1,505,783
Heineken N.V.	181,050	10,179,460
Pernod Ricard S.A.	64,452	6,878,368

		$30,470,714

Apparel Manufacturers – 4.1%
LVMH Moet Hennessy Louis Vuitton S.A. (l)	136,490	$14,053,744
NIKE, Inc., “B”	191,690	11,838,774

		$25,892,518

Automotive – 3.6%
Bayerische Motoren Werke AG	137,470	$7,610,111
Bridgestone Corp.	181,400	3,076,528
Harley-Davidson, Inc.	159,080	6,455,466
Toyota Motor Corp.	106,200	5,774,042

		$22,916,147

Biotechnology – 0.3%
Actelion Ltd. (a)	31,470	$1,570,052

Broadcasting – 4.9%
Omnicom Group, Inc.	126,150	$5,723,426
Viacom, Inc., “B” (a)	81,345	3,152,932
Vivendi S.A.	131,360	5,289,837
Walt Disney Co.	275,670	8,250,803
WPP Group PLC	693,970	8,570,678

		$30,987,676

Brokerage & Asset Managers – 1.7%
Goldman Sachs Group, Inc.	15,290	$3,069,773
Julius Baer Holding Ltd.	66,661	4,650,483
Nomura Holdings, Inc.	222,800	3,264,087

		$10,984,343

Business Services – 1.2%
Accenture Ltd., “A”	132,740	$4,595,459
DST Systems, Inc. (a)	41,010	2,932,215

		$7,527,674

Chemicals – 3.2%
3M Co.	138,280	$11,014,002
Givaudan S.A.	9,550	9,375,891

		$20,389,893

Computer Software – 1.2%
Oracle Corp. (a)	382,800	$7,866,540

Conglomerates – 1.2%
Smiths Group PLC	392,297	$7,787,389

Consumer Goods & Services – 7.0%
Alberto-Culver Co.	87,820	$2,352,698
Henkel KGaA, IPS	174,450	7,991,357
Kao Corp.	467,000	14,155,472
Procter & Gamble Co.	122,044	8,048,802
Reckitt Benckiser Group PLC	237,830	12,458,883

		$45,007,212

1

MFS Global Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 4.2%
Legrand S.A.	238,690	$7,303,080
OMRON Corp.	135,600	2,796,599
Rockwell Automation, Inc.	105,270	6,002,495
Schneider Electric S.A.	90,266	10,475,828

		$26,578,002

Electronics – 6.2%
Asahi Glass Co. Ltd. (l)	222,000	$2,761,703
Canon, Inc.	266,200	11,480,363
Hirose Electric Co. Ltd.	26,900	2,737,264
Hoya Corp.	145,800	3,979,602
Intel Corp.	283,690	6,014,228
Ricoh Co. Ltd.	249,000	3,893,038
Samsung Electronics Co. Ltd.	13,483	8,645,172

		$39,511,370

Energy - Independent – 0.8%
INPEX Holdings, Inc.	572	$5,354,438

Energy - Integrated – 5.4%
Chevron Corp.	72,500	$6,126,250
Exxon Mobil Corp.	106,610	9,211,104
Royal Dutch Shell PLC (l)	233,500	8,354,720
TOTAL S.A.	149,620	10,860,413

		$34,552,487

Food & Beverages – 6.6%
General Mills, Inc.	179,620	$9,809,048
Nestle S.A.	55,362	24,713,351
PepsiCo, Inc.	110,870	7,560,225

		$42,082,624

Food & Drug Stores – 1.7%
Tesco PLC	450,406	$3,760,696
Walgreen Co.	203,760	7,154,014

		$10,914,710

Gaming & Lodging – 1.5%
Ladbrokes PLC	809,370	$4,824,007
William Hill PLC	590,490	4,795,473

		$9,619,480

Insurance – 3.0%
AXA (l)	223,870	$7,679,424
Genworth Financial, Inc., “A”	142,320	3,464,069
QBE Insurance Group Ltd.	49,960	1,269,394
Swiss Reinsurance Co.	93,718	7,012,468

		$19,425,355

Machinery & Tools – 0.8%
Fanuc Ltd.	38,600	$3,401,936
Pitney Bowes, Inc.	51,990	1,908,033

		$5,309,969

Major Banks – 5.2%
Bank of New York Mellon Corp.	273,333	$12,745,518
Erste Bank der oesterreichischen Sparkassen AG	112,510	6,123,467
Intesa Sanpaolo S.p.A	443,973	3,174,153

2

MFS Global Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
State Street Corp.	136,170	$11,182,280

		$33,225,418

Medical Equipment – 3.9%
Medtronic, Inc.	151,760	$7,067,463
Synthes, Inc.	60,200	7,683,084
Thermo Fisher Scientific, Inc. (a)	112,440	5,789,536
Zimmer Holdings, Inc. (a)	58,910	4,610,886

		$25,150,969

Natural Gas - Distribution – 1.0%
Gaz de France (l)	74,750	$4,049,584
Tokyo Gas Co. Ltd.	557,000	2,595,809

		$6,645,393

Other Banks & Diversified Financials – 4.4%
Aeon Credit Service Co. Ltd.	138,200	$2,059,431
American Express Co.	242,060	11,938,399
Bangkok Bank Public Co. Ltd.	702,200	2,607,892
Komercni Banka A.S.	10,735	2,304,371
UBS AG	229,049	9,467,326

		$28,377,419

Pharmaceuticals – 9.6%
Bayer AG	104,340	$8,589,538
GlaxoSmithKline PLC	491,920	11,619,444
Johnson & Johnson	236,090	14,935,053
Merck KGaA	81,040	10,039,474
Roche Holding AG	91,040	16,474,706

		$61,658,215

Railroad & Shipping – 0.6%
Canadian National Railway Co.	69,136	$3,485,146

Specialty Chemicals – 5.1%
L’Air Liquide S.A.	60,405	$8,419,700
Linde AG	87,300	11,429,477
Praxair, Inc.	73,130	5,916,948
Shin-Etsu Chemical Co. Ltd.	71,800	3,778,580
Sigma-Aldrich Corp.	57,230	2,842,042

		$32,386,747

Specialty Stores – 0.2%
Sally Beauty Holdings, Inc. (a)	141,600	$1,155,456

Telephone Services – 0.8%
Singapore Telecommunications Ltd.	2,024,975	$5,262,454

Trucking – 3.1%
TNT N.V.	259,910	$9,634,544
United Parcel Service, Inc., “B”	126,960	9,288,394
Yamato Holdings Co. Ltd.	81,000	1,126,374

		$20,049,312

Utilities - Electric Power – 2.2%
E.ON AG	40,600	$7,465,768
SUEZ S.A.	111,890	6,846,849
		$14,312,617

Total Common Stocks		$636,457,739

3

MFS Global Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 1.3%
Citigroup Global Markets, Inc. Repurchase Agreement, 2.875%, dated 1/31/08, due 2/01/08, total to be received $6,107,616 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account), at Cost	$6,107,128	$6,107,128
Morgan Stanley Repurchase Agreement, 2.87%, dated 1/31/08, due 2/01/08 total to be received $ 2,500,199 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account), at Cost	2,500,000	2,500,000

Total Collateral for Securities Loaned		$8,607,128

Money Market Funds (v) – 0.7%
MFS Institutional Money Market Fund, 4.25%, at Net Asset Value	4,303,512	$4,303,512

Total Investments		$649,368,379

Other Assets, Less Liabilities – (1.5)%		(9,463,799)

Net Assets – 100.0%		$639,904,580

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

IPS	International Preference Stock

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Global Equity Fund

Supplemental Information (Unaudited) 1/31/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$533,819,430

Gross unrealized appreciation	$137,438,252
Gross unrealized depreciation	(21,889,303)

Net unrealized appreciation (depreciation)	$115,548,949

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Transactions in Underlying Funds - Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Fund	11,536,277	42,809,327	(50,042,092)	4,303,512

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Fund	$—	$—	$59,307	$4,303,512

(3) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of January 31, 2008, are as follows:

United States	34.4%
France	12.8%
Switzerland	12.7%
Japan	11.3%
United Kingdom	10.3%
Germany	8.3%
Netherlands	4.4%
South Korea	1.4%
Austria	1.0%
Other Countries	3.4%

5

MFS® Global Total Return Fund

1/31/08
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08

Issuer	Shares/Par	Value ($)
Common Stocks – 57.9%
Aerospace – 2.5%
Lockheed Martin Corp.	85,670	$9,245,500
Northrop Grumman Corp.	38,420	3,049,011
United Technologies Corp.	54,470	3,998,643

		$16,293,154

Alcoholic Beverages – 0.5%
Heineken N.V.	55,950	$3,145,765

Apparel Manufacturers – 0.5%
NIKE, Inc., “B”	57,590	$3,556,758

Automotive – 0.8%
Bayerische Motoren Werke AG	78,770	$4,360,576
Johnson Controls, Inc.	31,100	1,100,007

		$5,460,583

Broadcasting – 1.7%
Fuji Television Network, Inc.	1,165	$1,838,955
Nippon Television Network Corp.	9,450	1,243,958
Omnicom Group, Inc.	35,570	1,613,811
Vivendi S.A.	69,680	2,805,998
Walt Disney Co.	52,450	1,569,829
WPP Group PLC	204,510	2,525,742

		$11,598,293

Brokerage & Asset Managers – 1.0%
Franklin Resources, Inc.	19,430	$2,025,189
Goldman Sachs Group, Inc.	15,870	3,186,220
Lehman Brothers Holdings, Inc.	20,790	1,334,094

		$6,545,503

Business Services – 0.8%
Accenture Ltd., “A”	71,370	$2,470,829
Bunzl PLC	119,230	1,502,387
USS Co. Ltd.	26,730	1,557,136

		$5,530,352

Chemicals – 0.6%
PPG Industries, Inc.	64,160	$4,240,334

Computer Software – 0.4%
Oracle Corp. (a)	144,270	$2,964,749

Computer Software - Systems – 1.1%
Fujitsu Ltd.	330,000	$2,139,434
Hewlett-Packard Co.	39,110	1,711,063
International Business Machines Corp.	29,710	3,189,071

		$7,039,568

Construction – 1.7%
CRH PLC	80,050	$3,009,277
Geberit AG	11,195	1,552,130
Masco Corp.	138,530	3,176,493
Sekisui Chemical Co. Ltd.	269,000	1,761,656
Toll Brothers, Inc. (a)	75,020	1,746,466

		$11,246,022

Consumer Goods & Services – 2.0%
Henkel KGaA, IPS	81,280	$3,723,345
Kao Corp.	133,000	4,031,430

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Goods & Services – continued
Procter & Gamble Co.	46,540	$3,069,313
Uni-Charm Corp.	38,800	2,573,518

		$13,397,606

Electrical Equipment – 1.6%
Legrand S.A.	111,240	$3,403,555
OMRON Corp.	94,600	1,951,019
Rockwell Automation, Inc.	16,490	940,260
Spectris PLC	185,680	2,551,776
W.W. Grainger, Inc.	22,290	1,773,615

		$10,620,225

Electronics – 2.2%
Intel Corp.	161,090	$3,415,108
Konica Minolta Holdings, Inc.	91,500	1,465,823
Ricoh Co. Ltd.	93,000	1,454,026
Samsung Electronics Co. Ltd.	7,016	4,498,593
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	426,781	3,960,528

		$14,794,078

Energy - Independent – 1.1%
Apache Corp.	24,580	$2,345,915
Devon Energy Corp.	31,270	2,657,325
EOG Resources, Inc.	25,620	2,241,750

		$7,244,990

Energy - Integrated – 5.1%
ConocoPhillips	34,040	$2,734,093
Exxon Mobil Corp.	66,800	5,771,520
Hess Corp.	48,210	4,378,914
Royal Dutch Shell PLC	196,960	7,020,008
StatoilHydro ASA	144,350	3,774,386
TOTAL S.A., ADR	144,100	10,487,598

		$34,166,519

Food & Beverages – 2.5%
Kellogg Co.	43,930	$2,104,247
Nestle S.A.	26,488	11,824,126
Nong Shim Co. Ltd.	5,539	1,123,762
PepsiCo, Inc.	20,830	1,420,398

		$16,472,533

Food & Drug Stores – 0.7%
CVS Caremark Corp.	56,250	$2,197,688
Lawson, Inc.	66,700	2,376,020

		$4,573,708

Forest & Paper Products – 0.5%
UPM-Kymmene Corp. (l)	175,320	$3,321,484

Gaming & Lodging – 0.5%
Royal Caribbean Cruises Ltd. (l)	77,580	$3,124,922

General Merchandise – 0.4%
Macy’s, Inc.	106,750	$2,950,570

Health Maintenance Organizations – 0.6%
WellPoint, Inc. (a)	52,820	$4,130,524

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 3.3%
Allstate Corp.	135,530	$6,677,563
Aviva PLC	169,890	2,129,485
Benfield Group PLC	241,010	1,287,521
Genworth Financial, Inc., “A”	68,860	1,676,052
Hartford Financial Services Group, Inc.	21,670	1,750,286
Jardine Lloyd Thompson Group PLC	270,150	1,860,138
MetLife, Inc.	89,550	5,280,764
Prudential Financial, Inc.	16,900	1,425,853

		$22,087,662

Leisure & Toys – 0.5%
Heiwa Corp.	77,500	$646,622
NAMCO BANDAI Holdings, Inc.	81,400	1,130,407
Sankyo Co. Ltd.	23,200	1,235,967

		$3,012,996

Machinery & Tools – 0.6%
Assa Abloy AB, “B” (l)	158,870	$2,775,487
GEA Group AG (a)	41,360	1,283,060

		$4,058,547

Major Banks – 4.9%
Bank of America Corp.	115,296	$5,113,378
Bank of New York Mellon Corp.	105,688	4,928,231
Credit Agricole S.A.	178,854	5,512,219
First Financial Holding Co. Ltd.	1,737,000	1,422,129
PNC Financial Services Group, Inc.	34,990	2,296,044
Royal Bank of Scotland Group PLC	563,080	4,304,933
State Street Corp.	28,730	2,359,308
SunTrust Banks, Inc.	28,590	1,971,281
Svenska Handelsbanken AB, “A”	71,600	2,007,033
UniCredito Italiano S.p.A.	360,479	2,637,000

		$32,551,556

Metals & Mining – 0.5%
Anglo American PLC	55,155	$3,018,433

Natural Gas - Distribution – 0.4%
Tokyo Gas Co. Ltd.	607,000	$2,828,826

Oil Services – 0.2%
Fugro N.V.	17,580	$1,203,863

Other Banks & Diversified Financials – 3.6%
Aiful Corp. (l)	36,150	$731,967
Bangkok Bank Public Co. Ltd.	442,100	1,641,910
Citigroup, Inc.	76,476	2,158,153
DNB Holding A.S.A.	172,200	2,248,545
Fannie Mae	78,170	2,646,836
Hachijuni Bank Ltd.	176,000	1,205,525
ING Groep N.V.	152,980	4,983,940
Joyo Bank Ltd. (l)	173,000	987,109
Sapporo Hokuyo Holdings, Inc.	160	1,329,353
Shinhan Financial Group Co. Ltd.	49,370	2,655,448
Takefuji Corp. (l)	50,380	1,424,822
Unione di Banche Italiane Scpa	66,611	1,668,773

		$23,682,381

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par		Value ($)
Common Stocks – continued
Pharmaceuticals – 6.1%
Astellas Pharma, Inc.		75,000	$3,248,614
GlaxoSmithKline PLC		369,220	8,721,197
Hisamitsu Pharmaceutical Co., Inc.		69,900	2,357,803
Johnson & Johnson		74,910	4,738,807
Merck & Co., Inc.		70,020	3,240,526
Merck KGaA		16,720	2,071,323
Novartis AG		138,930	7,022,031
Pfizer, Inc.		64,340	1,504,913
Roche Holding AG		24,350	4,406,405
Wyeth		81,600	3,247,680

			$40,559,299

Printing & Publishing – 0.3%
Reed Elsevier PLC, ADR		165,273	$1,998,504

Railroad & Shipping – 0.3%
Burlington Northern Santa Fe Corp.		20,040	$1,733,861

Specialty Chemicals – 0.2%
Praxair, Inc.		12,440	$1,006,520

Specialty Stores – 0.1%
Praktiker Bau-und Heimwerkermaerkte Holding AG		34,330	$734,751

Telecommunications - Wireless – 1.8%
KDDI Corp.		622	$4,196,148
Sprint Nextel Corp.		97,830	1,030,150
Vodafone Group PLC		1,819,305	6,389,762

			$11,616,060

Telephone Services – 2.4%
AT&T, Inc.		93,900	$3,614,211
Embarq Corp.		27,531	1,247,154
Royal KPN N.V.		268,620	4,879,002
Telefonica S.A.		139,530	4,088,611
Telekom Austria AG		48,620	1,357,717
TELUS Corp.		16,473	692,357

			$15,879,052

Tobacco – 1.2%
Altria Group, Inc.		102,630	$7,781,407

Trucking – 1.2%
TNT N.V.		127,080	$4,710,699
Yamato Holdings Co. Ltd.		245,000	3,406,934

			$8,117,633

Utilities - Electric Power – 1.5%
Dominion Resources, Inc.		56,154	$2,414,622
E.ON AG		29,580	5,439,345
FPL Group, Inc.		28,170	1,816,402
			$9,670,369

Total Common Stocks			$383,959,960

Bonds – 33.5%
Asset Backed & Securitized – 1.1%
Bayview Commercial Asset Trust, FRN, 4.596%, 2023 (n)	CAD	560,000	$500,166
Commercial Mortgage Asset Trust, 1.12%, 2032 (i)(n)		17,102,375	522,327
Commercial Mortgage Pass-Through Certificates, FRN, 4.426%, 2017 (n)		1,400,000	1,398,197

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Asset Backed & Securitized – continued
Commercial Mortgage Pass-Through Certificates, FRN, 4.436%, 2017 (n)		$2,100,000	$1,989,557
First Union National Bank Commercial Mortgage Trust, 1.176%, 2043 (i)(n)		23,985,986	579,986
IMPAC CMB Trust, FRN, 3.726%, 2036		1,819,745	1,728,396
Lehman Brothers Floating Rate Commercial Mortgage Trust, FRN, 4.396%, 2018 (n)		377,977	377,496

			$7,096,125

Emerging Market Quasi-Sovereign – 0.1%
Banco Central del Peru, 0%, 2008	PEN	2,527,000	$852,165

International Market Quasi-Sovereign – 0.3%
Canada Housing Trust, 4.6%, 2011	CAD	1,649,000	$1,689,385

International Market Sovereign – 23.4%
Dutch Government, 3.75%, 2014	EUR	6,119,000	$9,104,908
Federal Republic of Germany, 5.25%, 2010	EUR	5,375,000	8,327,718
Federal Republic of Germany, 3.75%, 2015	EUR	4,195,000	6,241,860
Federal Republic of Germany, 6.25%, 2030	EUR	5,409,000	10,041,346
Government of Canada, 4.5%, 2015	CAD	4,343,000	4,527,958
Government of Canada, 5.75%, 2033	CAD	429,000	528,447
Government of Japan, 0.8%, 2010	JPY	231,000,000	2,184,499
Government of Japan, 1.5%, 2012	JPY	711,000,000	6,868,856
Government of Japan, 1.3%, 2014	JPY	882,000,000	8,403,580
Government of Japan, 1.7%, 2017	JPY	740,000,000	7,158,824
Government of Japan, 2.1%, 2024	JPY	915,000,000	8,816,764
Government of Japan, 2.2%, 2027	JPY	417,000,000	3,993,068
Government of Japan, 2.4%, 2037	JPY	181,000,000	1,713,128
Kingdom of Belgium, 5.5%, 2017	EUR	6,181,000	10,188,284
Kingdom of Denmark, 4%, 2015	DKK	7,449,000	1,492,063
Kingdom of Spain, 5%, 2012	EUR	8,601,000	13,475,101
Kingdom of Sweden, 4.5%, 2015	SEK	9,815,000	1,605,984
Republic of France, 6%, 2025	EUR	6,076,000	10,800,296
Republic of France, 4.75%, 2035	EUR	2,558,000	3,933,192
Republic of Italy, 4.75%, 2013	EUR	7,046,000	10,941,304
United Kingdom Treasury, 9%, 2011	GBP	2,370,000	5,415,722
United Kingdom Treasury, 8%, 2015	GBP	4,413,000	10,786,076
United Kingdom Treasury, 8%, 2021	GBP	1,418,000	3,778,512
United Kingdom Treasury, 4.25%, 2036	GBP	2,482,000	4,849,903

			$155,177,393

Mortgage Backed – 1.6%
Fannie Mae, 4.51%, 2013		$82,744	$83,658
Fannie Mae, 5.369%, 2013		271,827	284,578
Fannie Mae, 4.78%, 2015		361,973	368,332
Fannie Mae, 4.79%, 2015		377,400	381,027
Fannie Mae, 4.856%, 2015		285,916	289,602
Fannie Mae, 5.259%, 2016		362,000	373,169
Fannie Mae, 5.423%, 2016		344,153	359,789
Fannie Mae, 4.996%, 2017		263,524	269,675
Fannie Mae, 5.05%, 2017		330,000	339,234
Fannie Mae, 5.32%, 2017		281,184	290,225
Fannie Mae, 5.5%, 2024		583,640	591,671
Fannie Mae, 5%, 2025		1,000,000	1,012,248
Freddie Mac, 4.5%, 2021		294,575	295,169
Freddie Mac, 5%, 2022 - 2027		4,551,326	4,604,282
Freddie Mac, 4%, 2024		568,146	569,824

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage Backed – continued
Freddie Mac, 5.5%, 2026	462,014	$472,704

		$10,585,187

Municipals – 0.2%
Minnesota Public Facilities Authority, Water Pollution Control Rev., “B”, 5%, 2018	$1,440,000	$1,639,022

U.S. Government Agencies – 0.8%
Aid-Egypt, 4.45%, 2015	1,113,000	$1,161,883
Small Business Administration, 5.09%, 2025	210,339	212,991
Small Business Administration, 5.21%, 2026	2,435,318	2,524,401
Small Business Administration, 5.31%, 2027	1,269,647	1,312,682

		$5,211,957

U.S. Treasury Obligations – 6.0%
U.S. Treasury Bonds, 4.75%, 2017 (l)	$10,564,000	$11,499,907
U.S. Treasury Bonds, 8%, 2021 (l)	2,370,000	3,328,184
U.S. Treasury Bonds, 4.75%, 2037 (l)	1,467,000	1,562,813
U.S. Treasury Bonds, TIPS, 2.375%, 2025 (l)	2,737,949	3,018,802
U.S. Treasury Notes, 4%, 2010 (l)	1,200,000	1,246,874
U.S. Treasury Notes, 4.75%, 2012 (l)	3,222,000	3,484,039
U.S. Treasury Notes, 4%, 2015 (f)(l)	15,212,000	15,906,048
		$40,046,667

Total Bonds		$222,297,901

Collateral for Securities Loaned – 4.3%
Citigroup Global Markets Repurchase Agreement, 2.88%, dated 1/31/08, due 2/01/08, total to be received $21,400,808 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account)	21,399,099	$21,399,099

Morgan Stanley Repurchase Agreement, 2.87%, dated 1/31/08, due 2/01/08, total to be received $7,500,598 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account)	7,500,000	7,500,000

Total Collateral for Securities Loaned		$28,899,099

Money Market Funds (v) – 7.7%
MFS Institutional Money Market Portfolio, 4.25%, at Net Asset Value	50,806,750	$50,806,750

Total Investments (k)		$685,963,710

Other Assets, Less Liabilities – (3.4)%		(22,608,787)

Net Assets – 100.0%		$663,354,923

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for an open futures contract.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(k)	As of January 31, 2008, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $220,660,992 and 32.17% of market value. An independent pricing service provided an evaluated bid for 31.76% of the market value.

(l)	All or a portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,367,729, representing 0.8% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The	following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
TIPS	Treasury Inflation Protected Security

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Global Total Return Fund

Supplemental Information (Unaudited) 1/31/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$644,783,742

Gross unrealized appreciation	$64,188,888
Gross unrealized depreciation	(23,008,920)

Net unrealized appreciation (depreciation)	$41,179,968

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Securities Lending Collateral

At January 31, 2008, the value of securities loaned was $41,410,508. These loans were collateralized by cash of $28,899,099 and U.S. Treasury obligations of $13,396,352.

(3) Derivative Contracts at 1/31/08

Forward Foreign Currency Exchange Contracts at 1/31/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
BUY	AUD	1,843,667	4/15/08	$1,630,760	$1,640,845	$10,085
BUY	CAD	274,942	3/07/08	268,339	273,632	5,293
SELL	CAD	2,981,893	3/07/08	3,021,934	2,967,678	54,256
BUY	CHF	779,523	2/04/2008	700,933	720,446	19,513
BUY	DKK	1,497,902	2/07/08	293,416	298,972	5,556
BUY	EUR	11,920,140	2/05/08 - 3/17/08	17,503,931	17,726,951	223,020
BUY	GBP	2,306,972	2/05/08 - 4/04/08	4,551,118	4,585,831	34,713
SELL	GBP	9,068,695	2/05/08 - 2/14/08	18,493,202	18,038,596	454,606
BUY	IDR	3,736,769,078	2/28/08	396,685	403,063	6,378
BUY	JPY	6,719,008,544	2/05/08 - 4/15/08	61,796,001	63,352,271	1,556,270
SELL	JPY	63,032,340	4/15/08	600,000	595,019	4,981
BUY	NOK	7,515,395	2/19/2008	1,369,292	1,387,847	18,555
BUY	SEK	742,144	4/15/2008	116,283	116,452	169

						$2,393,395

Depreciation
BUY	AUD	795,073	4/15/08	$710,000	$707,607	(2,393)
SELL	CAD	371,153	3/07/08	367,551	369,384	(1,833)
SELL	CHF	779,523	2/04/08	715,000	720,446	(5,446)
BUY	EUR	29,558,311	2/05/08 - 3/17/08	43,964,774	43,925,876	(38,898)
SELL	EUR	29,622,489	2/05/08 - 3/17/08	43,342,228	44,051,881	(709,653)
BUY	GBP	3,550,876	2/14/08	7,127,064	7,062,397	(64,667)
SELL	GBP	1,410,000	2/05/08 - 2/14/08	2,775,936	2,805,626	(29,690)
SELL	JPY	1,875,660,282	2/05/08 - 4/17/08	17,116,427	17,626,761	(510,334)
SELL	PEN	2,431,688	2/25/08	825,000	832,921	(7,921)
BUY	SEK	2,094,280	4/15/08	330,636	328,621	(2,015)
SELL	SEK	2,656,472	4/15/08	405,000	416,836	(11,836)

						$(1,384,686)

MFS Global Total Return Fund - continued

Supplemental Information (Unaudited) 1/31/08

Futures contracts outstanding at 1/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Japan Government Bonds 10 yr (Long)	21	$27,179,837	Mar-08	$279,772
U.S. Treasury Note 10 yr (Short)	78	9,104,063	Mar-08	20,693

				$300,465

At January 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds - Affiliated Issuers

An affiliated issuer maybe considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds:	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market
Portfolio	—	111,866,696	(61,059,946)	50,806,750

Underlying Funds:	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market
Portfolio	$—	$—	$694,182	$50,806,750

(5) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of January 31, 2008, are as follows:

United States	34.8%
Japan	13.0%
United Kingdom	10.3%
Germany	6.4%
France	5.6%
Netherlands	4.2%
Switzerland	3.7%
Spain	2.6%
Italy	2.3%
Other Countries	17.1%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

MFS® Utilities Fund

1/31/08
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Utilities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08

Issuer	Shares/Par	Value ($)
Common Stocks – 94.0%
Broadcasting – 0.8%
Grupo Televisa S.A., ADR	1,292,820	$28,816,958

Cable TV – 3.5%
Comcast Corp., “Special A” (a)	2,965,970	$53,357,800
Net Servicos de Comunicacao S.A., IPS	1,100,200	12,788,949
Time Warner Cable, Inc. (a)	2,211,869	55,650,624

		$121,797,373

Energy - Independent – 1.4%
Peabody Energy Corp.	31,200	$1,685,424
Talisman Energy, Inc.	1,011,650	15,980,050
Ultra Petroleum Corp. (a)	295,430	20,325,584
XTO Energy, Inc.	215,665	11,201,640

		$49,192,698

Energy - Integrated – 1.5%
Marathon Oil Corp.	104,850	$4,912,223
OAO Gazprom, ADR	410,330	19,848,189
TOTAL S.A.	365,570	26,535,499

		$51,295,911

Engineering - Construction – 0.8%
Acciona S.A.	83,650	$21,309,807
Bouygues	95,910	7,394,223

		$28,704,030

Internet – 0.5%
Iliad S.A. (l)	191,824	$17,283,220

Natural Gas - Distribution – 7.9%
AGL Resources, Inc.	699,665	$26,482,320
Equitable Resources, Inc.	1,839,130	102,531,498
MDU Resources Group, Inc.	1,361,710	35,295,523
Questar Corp.	790,566	40,247,715
Sempra Energy	1,260,290	70,450,211

		$275,007,267

Natural Gas - Pipeline – 4.6%
El Paso Corp.	3,556,550	$58,611,944
Enagas S.A. (l)	1,255,275	34,645,928
Williams Cos., Inc.	2,055,360	65,709,859

		$158,967,731

Network & Telecom – 0.1%
Hrvatska Telekomunikacije dd, GDR (z)	49,740	$3,163,464

Oil Services – 1.3%
Halliburton Co.	882,370	$29,268,213
Noble Corp.	346,610	15,171,120

		$44,439,333

Telecommunications - Wireless – 13.0%
America Movil S.A.B. de C.V., “L”, ADR	1,172,470	$70,242,678
Cellcom Israel Ltd.	1,862,952	57,434,810
Hutchison Telecommunications International Ltd.	16,325,000	22,905,522
Mobile TeleSystems OJSC, ADR	164,610	13,690,614
MTN Group Ltd.	1,312,290	20,879,646
NII Holdings, Inc. “B”	1,281,740	54,679,028
Partner Communication Co. Ltd., ADR (l)	481,661	9,994,466
Philippine Long Distance Telephone Co.	205,690	15,306,574

1

MFS Utilities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – continued
Philippine Long Distance Telephone Co., ADR (l)	271,780	$20,451,445
Rogers Communications, Inc., “B”	2,218,810	84,836,528
Sprint Nextel Corp.	151,340	1,593,610
Tim Participacoes S.A., ADR (l)	661,200	25,251,228
Turkcell Iletisim Hizmetleri A.S., ADR	75,300	1,711,569
Vodafone Group PLC	14,218,140	49,936,943

		$448,914,661

Telephone Services – 17.6%
AT&T, Inc.	3,425,080	$131,831,329
Bharti Airtel Ltd.	546,480	11,955,592
Embarq Corp.	1,394,910	63,189,423
Megacable Holdings	3,516,380	10,234,975
Qwest Communications International, Inc.	8,572,360	50,405,477
Royal KPN N.V.	3,270,470	59,402,246
Singapore Telecommunications Ltd.	5,630,950	14,633,570
Telecom Argentina S.A., ADR (a)	1,329,621	27,044,491
Telefonica S.A.	2,052,490	60,143,569
Telenor A.S.A.	2,275,300	47,082,180
Telkom S.A. Ltd.	465,660	8,782,258
TELUS Corp.	979,160	41,153,879
Verizon Communications, Inc.	1,169,410	45,419,884
Windstream Corp.	3,203,295	37,190,255

		$608,469,128

Utilities - Electric Power – 41.0%
AES Corp.	3,090,460	$58,965,977
AES Tiete S.A., IPS	741,504,500	25,132,887
Allegheny Energy, Inc.	29,900	1,638,221
American Electric Power Co., Inc.	1,763,280	75,521,282
CEZ AS	687,630	46,436,646
CMS Energy Corp.	4,023,790	63,052,789
Consolidated Edison, Inc.	232,550	10,134,529
Constellation Energy Group, Inc.	229,793	21,591,350
Covanta Holding Corp.	515,900	13,098,701
Dominion Resources, Inc.	978,280	42,066,040
DPL, Inc.	1,688,733	46,879,228
DTE Energy Co.	585,390	24,966,884
Dynegy, Inc. (a)	3,741,020	26,261,960
E.ON AG	380,387	69,947,806
Edison International	1,366,350	71,268,816
Electricite de France	156,580	16,309,799
Eletropaulo Metropolitana S.A., IPS	587,640,000	45,951,149
Enersis S.A., ADR (l)	1,907,360	27,122,659
Entergy Corp., “A”, IEU	539,380	34,520,320
FirstEnergy Corp.	361,100	25,717,542
FPL Group, Inc.	960,180	61,912,406
Iberdrola S.A. (l)	1,331,470	20,371,194
International Power PLC	6,807,091	54,050,341
Northeast Utilities	1,097,960	30,435,451
NRG Energy, Inc. (a)	3,153,820	121,705,914
Oesterreichische Elektrizitaetswirtschafts AG (Verbund), “A”	218,740	14,465,462
Pepco Holdings, Inc.	1,746,330	44,461,562
PG&E Corp.	1,391,060	57,089,102
Portland General Electric Co.	488,820	12,044,525

2

MFS Utilities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer			Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Public Service Enterprise Group, Inc.			768,276	$73,754,496
Red Electrica de Espana (l)			778,934	44,824,665
Reliant Energy, Inc.			1,041,630	22,155,470
RWE AG			165,310	20,280,208
Scottish & Southern Energy PLC			741,580	22,549,938
SUEZ S.A.			78,120	4,780,372
United Utilities			811,830	11,583,628
Veolia Environnement S.A.			206,133	16,926,942
Wisconsin Energy Corp.			144,870	6,595,931
Xcel Energy, Inc.			1,644,560	34,190,402
				$1,420,762,594

Total Common Stocks				$3,256,814,368

Bonds – 0.0%
Asset Backed & Securitized – 0.0%
Falcon Auto Dealership LLC, 3.389%, 2021 (i)(n)			$3,401,602	$304,417

Utilities - Electric Power – 0.0%
TXU Eastern Funding Co., 6.75%, 2009 (d)			$793,000	$51,545

Total Bonds				$355,962

Convertible Bonds – 1.0%
Energy - Independent – 0.5%
Peabody Energy Corp., 4.75%, 2041			$13,990,000	$16,543,175
Telecommunications - Wireless – 0.4%
NII Holdings, Inc., 3.125%, 2012			$14,934,000	$12,824,573
Utilities - Electric Power – 0.1%
Covanta Holding Corp., 1%, 2027			$3,326,000	$3,546,348

Total Convertible Bonds				$32,914,096

Floating Rate Loans – 0.7% (g)(r)
Utilities - Electric Power – 0.7%
TXU Corp., Term Loan B, 2014 (o)			$26,781,949	$24,587,308

Convertible Preferred Stocks – 2.2%
Natural Gas - Pipeline – 0.7%
El Paso Corp., 4.99%			18,800	$25,452,850

Utilities - Electric Power – 1.5%
NRG Energy, Inc., 5.75%			150,700	$50,731,648

Total Convertible Preferred Stocks				$76,184,498

Warrants – 0.3%

Issuer	Strike Price	First Exercise
Utilities - Electric Power – 0.3%
RAO Unified Energy System (Zero Strike Warrant
(1 share for 1 warrant)) (a)(z)	$0.0001	7/14/17	10,727,360	$11,542,639

Money Market Funds – 1.2% (v)
MFS Institutional Money Market Portfolio, 4.25%, at net asset value			41,268,846	$41,268,846

Collateral for Securities Loaned – 0.7%
Citigroup Global Markets Repurchase Agreement, 2.88%, dated 1/31/08, due 2/01/08, total to be received $ 11,513,150 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account)			$11,512,229	$11,512,229

3

MFS Utilities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – continued
Morgan Stanley Repurchase Agreement, 2.87%, dated 1/31/08, due 2/01/08, total to be received $12,539,475 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account)	$12,538,475	12,538,475

Total Collateral for Securities Loaned		$24,050,704

Total Investments (k)		$3,467,718,421

Other Assets, Less Liabilities – (0.1)%		(3,922,303)

Net Assets – 100.0%		$3,463,796,118

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(k)	As of January 31, 2008, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $148,696,422 and 4.29% of market value. An independent pricing service provided an evaluated bid for 3.86% of the market value.

(l)	All or a portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $304,417, representing less than 0.1% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Acquisition Cost	Current Market Value
Hrvatska Telekomunikacije dd, GDR	1/17/08	$2,587,549	$3,163,464
RAO Unified Energy System (Warrant)	8/23/07 - 1/17/08	13,708,778	11,542,639
Total Restricted Securities			$14,706,103
% of Net Assets			0.4%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Utilities Fund

Supplemental Information (Unaudited) 01/31/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$3,209,800,630

Gross unrealized appreciation	$414,449,409
Gross unrealized depreciation	(156,531,618)

Net unrealized appreciation (depreciation)	$257,917,791

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Securities Lending Collateral

At January 31, 2008, the value of securities loaned was $43,880,907. These loans were collateralized by cash of $24,050,704 and U.S. Treasury obligations of $19,791,470.

(3) Derivative contracts at 1/31/08

Forward Foreign Currency Exchange Contracts at 1/31/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
Buy	EUR	11,227,249	2/05/08 - 3/17/08	$16,550,079	$16,700,127	$150,048
Sell	GBP	44,328,403	2/05/08 - 2/14/08	89,156,764	88,166,980	989,784

						$1,139,832

Depreciation
Sell	EUR	200,820,286	2/05/08 - 3/17/08	$295,485,176	$298,536,698	$(3,051,522)
Buy	GBP	9,005,736	2/05/08 - 2/14/08	18,215,647	17,915,201	(300,446)
Sell	GBP	8,160,746	2/05/08 - 4/04/08	16,094,278	16,210,360	(116,082)

						$(3,468,050)

At January 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	351,604,036	(310,335,190)	41,268,846

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	—	—	$455,240	$41,268,846

Abbreviations indicate amounts shown in currencies other than the U.S. Dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below.

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

5

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	MFS SERIES TRUST VI

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: March 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: March 17, 2008

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 17, 2008

*	Print name and title of each signing officer under his or her signature.